Schedule of Investments (unaudited)	iShares® MSCI United Kingdom ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 0.5%
Segro PLC	1,511,915	$15,028,357

Aerospace & Defense — 2.2%
BAE Systems PLC	3,827,634	44,238,036
Rolls-Royce Holdings PLC(a)	10,486,665	18,734,489
		62,972,525
Banks — 11.1%
Barclays PLC	19,489,334	36,807,009
HSBC Holdings PLC	25,044,304	183,557,301
Lloyds Banking Group PLC	83,058,960	45,762,807
NatWest Group PLC, NVS	7,188,961	23,293,523
Standard Chartered PLC	3,017,171	23,777,503
		313,198,143
Beverages — 4.5%
Coca-Cola HBC AG, Class DI	276,148	8,203,907
Diageo PLC	2,826,395	117,500,315
		125,704,222
Capital Markets — 3.9%
3i Group PLC	1,222,876	29,832,010
abrdn PLC	2,509,439	6,218,268
Hargreaves Lansdown PLC	447,381	4,466,649
London Stock Exchange Group PLC	503,064	53,628,916
Schroders PLC	1,010,291	5,737,267
St. James's Place PLC	683,463	9,515,956
		109,399,066
Chemicals — 0.7%
Croda International PLC	175,558	13,325,701
Johnson Matthey PLC	229,231	4,939,801
		18,265,502
Commercial Services & Supplies — 0.9%
Rentokil Initial PLC	3,158,991	25,128,418

Diversified Consumer Services — 0.3%
Pearson PLC	811,640	8,053,138

Financial Services — 0.4%
M&G PLC	2,808,451	6,937,829
Wise PLC(a)	771,557	5,570,552
		12,508,381
Diversified Telecommunication Services — 0.6%
BT Group PLC	8,727,025	15,941,986

Electric Utilities — 1.1%
SSE PLC	1,366,800	32,058,103

Electronic Equipment, Instruments & Components — 0.5%
Halma PLC	477,217	14,322,550

Diversified REITs — 0.4%
British Land Co. PLC (The)	1,104,850	4,727,758
Land Securities Group PLC	882,122	6,627,215
		11,354,973
Consumer Staples Distribution & Retail — 1.4%
J Sainsbury PLC	2,067,254	6,966,755
Ocado Group PLC(a)	724,679	3,336,076
Tesco PLC	9,173,754	29,809,271
		40,112,102
Security	Shares	Value

Food Products — 0.4%
Associated British Foods PLC	439,836	$10,002,641

Health Care Equipment & Supplies — 0.6%
Smith & Nephew PLC	1,093,777	16,387,197

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	122,262	1

Hotels, Restaurants & Leisure — 3.4%
Compass Group PLC	2,187,330	59,941,989
Entain PLC	736,939	12,148,216
InterContinental Hotels Group PLC	217,336	14,300,855
Whitbread PLC	253,739	10,407,790
		96,798,850
Household Durables — 0.9%
Barratt Developments PLC	1,233,711	7,128,716
Berkeley Group Holdings PLC	134,758	6,595,817
Persimmon PLC	399,018	5,972,947
Taylor Wimpey PLC	4,408,314	6,278,905
		25,976,385
Household Products — 2.5%
Reckitt Benckiser Group PLC	897,769	69,811,874

Industrial Conglomerates — 0.6%
DCC PLC	123,227	7,061,322
Smiths Group PLC	444,088	8,885,605
		15,946,927
Insurance — 3.5%
Admiral Group PLC	266,135	7,709,080
Aviva PLC	3,491,814	17,142,219
Legal & General Group PLC	7,492,857	21,297,335
Phoenix Group Holdings PLC	936,850	6,446,451
Prudential PLC	3,454,305	45,388,830
		97,983,915
Interactive Media & Services — 0.3%
Auto Trader Group PLC(c)	1,151,504	9,037,025

Machinery — 0.5%
Spirax-Sarco Engineering PLC	92,599	12,621,858

Media — 1.0%
Informa PLC	1,744,602	15,146,679
WPP PLC	1,346,955	14,317,099
		29,463,778
Metals & Mining — 7.5%
Anglo American PLC	1,592,901	43,881,684
Antofagasta PLC	494,811	8,233,230
Endeavour Mining PLC	232,989	6,237,069
Glencore PLC	13,380,298	68,428,865
Rio Tinto PLC	1,411,182	83,388,894
		210,169,742
Multi-Utilities — 2.6%
Centrica PLC	7,135,747	10,443,214
National Grid PLC	4,609,798	63,510,017
		73,953,231
Broadline Retail — 0.4%
Next PLC	153,046	12,108,554

Oil, Gas & Consumable Fuels — 13.0%
BP PLC	22,810,630	128,150,612

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Shell PLC	8,583,660	$235,990,263
		364,140,875
Paper & Forest Products — 0.3%
Mondi PLC	607,961	9,424,533

Personal Care Products — 6.5%
Haleon PLC	6,364,743	25,177,080
Unilever PLC	3,166,469	158,434,232
		183,611,312
Pharmaceuticals — 13.3%
AstraZeneca PLC	1,942,810	282,971,315
GSK PLC	5,133,248	86,157,529
Hikma Pharmaceuticals PLC	207,404	4,635,810
		373,764,654
Professional Services — 4.5%
Experian PLC	1,152,218	40,653,114
Intertek Group PLC	202,325	10,463,020
RELX PLC	2,385,333	74,600,471
		125,716,605
Software — 0.5%
Sage Group PLC (The)	1,281,916	13,892,000

Specialty Retail — 0.5%
JD Sports Fashion PLC	3,260,733	6,186,490
Kingfisher PLC	2,425,606	6,976,985
		13,163,475
Textiles, Apparel & Luxury Goods — 0.5%
Burberry Group PLC	474,123	12,715,254

Tobacco — 3.8%
British American Tobacco PLC	2,662,703	84,286,739
Imperial Brands PLC	1,100,468	23,198,878
		107,485,617
Trading Companies & Distributors — 1.8%
Ashtead Group PLC	549,752	33,575,309
Security	Shares	Value

Trading Companies & Distributors (continued)
Bunzl PLC	424,272	$16,609,479
		50,184,788
Water Utilities — 0.8%
Severn Trent PLC	315,581	10,902,285
United Utilities Group PLC	852,580	10,752,176
		21,654,461
Wireless Telecommunication Services — 1.0%
Vodafone Group PLC	28,756,630	27,345,540

Total Long-Term Investments — 99.2%
(Cost: $3,362,416,658)		2,787,408,558

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	1,130,000	1,130,000

Total Short-Term Securities — 0.0%
(Cost: $1,130,000)		1,130,000

Total Investments — 99.2%
(Cost: $3,363,546,658)		2,788,538,558

Other Assets Less Liabilities — 0.8%		22,306,320

Net Assets — 100.0%		$2,810,844,878

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$120,000	$1,010,000	(a)	$—	$—	$—	$1,130,000	1,130,000	$53,210	$1

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	245	06/16/23	$22,710	$(260,641)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,237,069	$2,781,171,488	$1	$2,787,408,558
Short-Term Securities
Money Market Funds	1,130,000	—	—	1,130,000
	$7,367,069	$2,781,171,488	$1	$2,788,538,558
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(260,641)	$—	$(260,641)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3